Other Current Liabilities and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of other current liabilities and accrued expenses
	December 31,
	2021	2020

Royalties - IIA payable	$1,026	$986
Accrued commissions	1,040	2,018
Accrued expenses	3,362	1,717

	$5,428	$4,721